Note 22 - Subsequent Events (Details Textual)																2 Months Ended	12 Months Ended
	Mar. 10, 2017 USD ($) shares	Feb. 22, 2017 shares	Feb. 20, 2017 USD ($) g	Feb. 20, 2017 USD ($) t	Feb. 14, 2017 USD ($) $ / shares shares	Feb. 07, 2017 USD ($)	Feb. 06, 2017 USD ($)	Feb. 02, 2017 USD ($) shares	Jan. 03, 2017 USD ($)	Nov. 28, 2016 USD ($)	Nov. 28, 2016 shares	Nov. 22, 2016 $ / shares shares	Jun. 18, 2014 shares	Jun. 06, 2014 shares	Mar. 19, 2014 shares	Feb. 28, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 21, 2017 $ / shares
Proceeds from Issuance of Common Stock | $																			$ 20,191,000
Stock Issued During Period, Shares, New Issues													66,000	1,000,000	583,321
Proceeds from Issuance of Convertible Preferred Stock | $																	$ 2,001,000
Stock Issued During Period, Shares, Warrants Exercises																	2,186,761
Class of Warrant or Right, Exercised During Period																	2,656,594
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock | $																	$ 1,741,000
Yorkville [Member] | Conversion of Common Stock into Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities																854,756
Yorkville [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues											527	1,579
Proceeds from Issuance of Convertible Preferred Stock | $										$ 1,741,000
Convertible Preferred Stock, Numerator Price | $ / shares												$ 1
Convertible Preferred Stock, Conversion Price, Percentage of VWAP												85.00%
Conversion of Stock, Shares Converted																1,495	0
Yorkville [Member] | Series B Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares												$ 2.80
Yorkville [Member] | Series B Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares												$ 1
Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services	1,054,842
Proceeds from Issuance of Common Stock | $	$ 1,773,000
Stock Issued During Period, Shares, Warrants Exercises																293,138
Class of Warrant or Right, Exercised During Period																205,578
Subsequent Event [Member] | Newbuilding Product/Chemical Tanker [Member]
Vessel Acquisition Balance on Delivery, Percentage			40.00%	40.00%
Size of Vessel			50,000	50,000
Vessel Acquisition Purchase Price | $			$ 6,500,000	$ 6,500,000
Subsequent Event [Member] | Kalani Investments Limited [Member]
Common Stock Purchase Agreement, Shares Authorized for Issuance, Value | $								$ 3,099,000
Common Stock Purchase Agreement, Period of Shares Authorized for Issuance								2 years
Stock Issued During Period, Shares, Issued for Services								22,835
Subsequent Event [Member] | Kalani Investments Limited [Member] | Original Issue Discount Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage							6.00%
Debt Instrument, Face Amount | $							$ 3,500,000
Proceeds from Short-term Debt | $							$ 3,290,000
Debt Instrument, Term							100 days
Subsequent Event [Member] | Non-affiliated Non-U.S. Institutional Investor [Member] | Series C Preferred Stock [Member]
Stock Issued During Period, Shares, Issued for Services					72,910
Stock Issued During Period, Shares, New Issues					7,500
Proceeds from Issuance of Convertible Preferred Stock | $					$ 7,475,000
Convertible Preferred Stock, Numerator Price | $ / shares					$ 1,000
Convertible Preferred Stock, Conversion Price, Percentage of VWAP					75.00%
Subsequent Event [Member] | Non-affiliated Non-U.S. Institutional Investor [Member] | Series C Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares					$ 3.75
Subsequent Event [Member] | Non-affiliated Non-U.S. Institutional Investor [Member] | Series C Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares					$ 0.25
Subsequent Event [Member] | Family Trading [Member]
Related Party Transaction, Amounts of Transaction | $						$ 3,036,000			$ 995,000
Subsequent Event [Member] | Family Trading Inc [Member]
Stock Issued During Period, Shares, Issued for Services		777,000
Debt Instrument, Interest Rate, Stated Percentage																				10.00%
Convertible Preferred Stock, Conversion Price | $ / shares																				$ 0.60
Convertible Preferred Stock, Conversion Price, Percentage of VWAP																				80.00%
Stock Issued During Period, Value, Issued for Services | $																$ 1,198,000